Specific items (Tables)	12 Months Ended
Mar. 31, 2019
Specific Items [Abstract]
Summary of Specific Items

Year ended 31 March	2019 £m	2018 £m	2017 £m

Revenue
Italian business investigation	–	–	22
Retrospective regulatory matters	31	23	(2)
	31	23	20
Operating costs
EE acquisition warranty claims	–	225	–
Restructuring charges	386	241	–
EE integration costs	–	46	215
Property rationalisation costs	36	28	–
Pension equalisation costs	26	–	–
Retrospective regulatory matters	(4)	26	481
Italian business investigation	(55)	22	238
Out of period irrecoverable VAT	–	–	30
Profit (loss) on disposal of businesses	5	(1)	(16)
	394	587	948
Operating loss	425	610	968
Net finance expense
Interest expense on retirement benefit obligation	139	218	209
Interest on out of period irrecoverable VAT	–	–	1
	139	218	210
Net specific items charge before tax	564	828	1,178
Taxation
Tax credit on specific items above	(112)	(87)	(154)
Tax credit on re-measurement of deferred tax	–	–	(63)
	(112)	(87)	(217)
Net specific items charge after tax	452	741	961